Shareholders' Equity	6 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 11 — SHAREHOLDERS’ EQUITY

Ordinary shares

Effective on April 18, 2024, the Company’s shareholders approved the consolidation of the Company’s authorized and issued share capital, at a ratio of 10:1, such that the authorized share capital of the Company was consolidated from $50,000 divided into 90,0000,000 Class A ordinary shares with a par value of $0.0005 each and 10,000,000 Class B ordinary shares with a par value of $0.0005 each to $50,000 divided into 9,000,000 Class A ordinary shares with a par value of $0.005 each and 1,000,000 Class B ordinary shares with a par value of $0.005 each and all issued shares in the capital of the Company were consolidated such that every ten shares of each class was consolidated into one share of that class (with any fractional entitlements rounded up to the next whole share).

The share consolidation was accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

On September 25, 2025, the Company’s shareholders approved to (i) increase share capital to $1,000,000 divided into 180,000,000 Class A ordinary shares with a par value of $0.005 each and 20,000,000 Class B ordinary shares with a par value of $0.005 each; and (ii) increase the number of votes holders of Class B ordinary shares have from 5 votes to 50 votes.

As of March 31, 2026, the Company had an aggregate of 10,028,870 ordinary shares outstanding, consisting of 9,625,870 Class A ordinary shares and 403,000 Class B ordinary shares, respectively.

As of September 30, 2025, the Company had an aggregate of 8,728,870 ordinary shares outstanding, consisting of 8,325,870 Class A ordinary shares and 403,000 Class B ordinary shares, respectively.

Incentive Plan

On December 9, 2025, the board of directors (the “Board”) of the Company approved the adoption of the 2025 Equity Incentive Plan (the “2025 Plan”) and forms of award agreements (the “Award Agreements”) to be used to grant awards under the 2025 Plan, effective on December 10, 2025 (“Effective Date”). The 2025 Plan provides for the grant of awards representing the right to acquire, or based on the value of, the Company’s Class A ordinary shares, and includes option awards, stock appreciation rights awards, restricted stock awards, restricted stock unit awards, performance awards, dividend equivalent awards and other share or cash-based awards (each, an “Award,” and collectively, the “Awards”) to eligible participants of the 2025 Plan or any related entity, as defined in the 2025 Plan. The maximum number of Class A ordinary shares that may be issued under the 2025 Plan is 1,309,330 Class A ordinary shares. Beginning on January 1, 2027, and continuing annually on each anniversary thereof through and including January 1, 2035, the number of Class A ordinary shares available for issuance under the 2025 Plan shall be increased by a number of shares equal to the lesser of (i) 5% of the total number of ordinary shares of the Company issued and outstanding on the last day of the immediately preceding calendar year and (ii) such smaller number of Class A ordinary shares as determined by the Board or the compensation committee of the Board (the “Compensation Committee”). On January 12, 2026, the Company granted an aggregate of 1,300,000 Class A ordinary share under the 2025 Plan to five of its employees (none of whom were r officers or directors of the Company) for the services rendered to the Company. Such Awards were duly approved and ratified by the Board. The fair value of such Awards was determined to be $1,885,000 based on the share price as of the date of each grant.

Statutory reserve and restricted net assets

The Company’s ability to pay dividends may depend on the Company receiving distributions of funds from its PRC subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of such subsidiaries retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the annual after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board. The statutory reserve amounted to $74,670 as of March 31, 2026 and September 30, 2025.

Each of the schools is required to appropriate 25% of its after-tax profits to a non-distributable education development reserve, which could only be used for school construction, maintenance and upgrade of educational equipment in accordance with the Law of Promoting Private Education. The development reserve is restricted net assets of the schools which are un-distributable to the Company in the form of dividends or loans. The education development reserve amounted to $873,431 as of March 31, 2026 and September 30, 2025.

Because the Company’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of such entities in the PRC. The aggregate amount of paid-in capital, statutory reserves, and development reserve which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution amounted to $3,771,462 and $3,745,873 as of March 31, 2026 and September 30, 2025, respectively.